Investments in Associates and Joint Arrangements	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Investments in Associates and Joint Arrangements
15	INVESTMENT IN ASSOCIATES AND JOINT ARRANGEMENTS

15.1	Associates

a)	Macro Warrants SA
The Bank holds an investment in the associate Macro Warrants SA. The existence of significant influence is evidenced by the representation the Bank has in the Board of Directors of the associate. In order to measure this investment, the Bank used accounting information of Macro Warrants SA as of September 30, 2021. Additionally, the Bank has considered, when applicable, the material transactions or events occurring between October 1, 2021 and December 31, 2021.
The following table presents the summarized financial information on the Bank’s investment in the associate:

Summarized statement of financial position	12/31/2021	12/31/2020
Total assets	88,898	88,980
Total liabilities	12,608	18,332
Shareholders’ equity	76,290	70,648

Proportional Bank’s interest	5%	5%

Investment carrying amount	3,815	3,532

As of December 31, 2021, 2020 and 2019, the investment carrying amount in the net income for the fiscal years amounted to
282, 1,125
and
1,342
, respectively.

b)	Play Digital SA
As explained in note 1, the Bank holds an investment in the associate Play Digital SA. The existence of significant influence is evidenced by the representation the Bank has in the Board of Directors of the associate. In order to measure this investment, the Bank used accounting information of Play Digital SA as of September 30, 2021. Additionally, the Bank has considered, when applicable, the material transactions or events occurring between October 1, 2021 and December 31, 2021.
The following table presents the summarized financial information on the Bank’s interest in the associate:

Summarized statement of financial position	12/31/2021	12/31/2020
Total assets	1,863,801	996,013
Total liabilities	157,398	132,254
Shareholders’ equity	1,706,403	863,759

Proportional Bank’s interest	10.0197%	9.9545%

Investment carrying amount	170,976	85,983

As of December 31, 2021 and 2020, the investment carrying amount in the net income for the fiscal years amounted to (75,446) and (121,152), respectively.

15.2	Joint ventures
The Bank participates in the following joint ventures:
a)	Banco Macro SA – Wordline Argentina SA Unión transitoria
On April 7, 1998, the Bank executed an agreement with Siemens Itron Services SA to organize an joint venture (UTE, for its acronym in Spanish) controlled on a joint basis through a
50
% interest, the purpose of which is to facilitate a data processing center for the tax administration, to modernize the systems and tax collection processes of the Province of Salta and manage and recover municipal taxes and fees.
The following table presents the summarized financial information on the Bank’s investment in the UTE:

Summarized statement of financial position	12/31/2021	12/31/2020
Total assets	709,112	584,938
Total liabilities	164,799	148,522
Shareholders’ equity	544,313	436,416

Proportional Bank’s interest	50%	50%

Investment carrying amount	272,157	218,208

As of December 31, 2021, 2020 and 2019, the investment carrying amount in the net income for the fiscal years amounted to 174,298
,

112,002

and 230,916, respectively.
b)	Banco Macro SA – Gestiva SA Unión transitoria

On May 4, 2010 and August 15, 2012, the Bank executed with Gestiva SA the UTE agreement to form “Banco Macro SA – Gestiva SA – Unión Transitoria de Empresas”, under joint control, the purpose of which is to render the integral processing and management services of the tax system of the Province of Misiones, the management thereof and tax collection services. The Bank holds a 5% interest in this UTE.
On April 5, 2018, the Bank, the UTE and the tax authorities of the Misiones provincial government entered into an agreement of “termination by mutual agreement” of the adaptation agreement, without implying or modifying the Bank’s rights and obligations as a financial agent of the province for the services provision established in the agreement. On May 31, 2021 and due to abovementioned agreement, this UTE was derecognized. As of December 31, 2020, according to the above-mentioned, the remaining investment amounted to 54.
c)	Finova SA
As explained in note 1, on October 1, 2021, the Bank acquired the 50% of Finova SA. The Bank has common control over this
c
ompany, as the decisions about the relevant activities require unanimous consent.
The following table presents the summarized financial information on the Bank in this company, which as explained in note 3, section 3.5 “Investment in associates and joint arrangements”, is measured at equity method plus goodwill:

Summarized statement of financial position	12/31/2021
Total assets	38,887
Total liabilities	4,090
Shareholders’ equity	34,797

Proportional Bank’s interest	50%

% on Equity	17,399

Goodwill	25,157

Investment carrying amount	42,556

As of December 31, 2021, the investment carrying amount in the net income for the fiscal year amounted to (11,583).